Risk management - Disclosure of Detailed Information about Accounts Receivable (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of accounts receivables [line items]
Accounts receivables	$ 40.8	$ 61.7
Disposal groups classified as held for sale [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 0.0	$ 3.9